Income Tax (Details) - Schedule of income tax provision - GOOD WORKS ACQUISITION CORP. [Member]	6 Months Ended
Dec. 31, 2020 USD ($)
Federal
Current
Deferred	(26,526)
State
Current
Deferred
Change in valuation allowance	26,526
Income tax provision